Schedule of Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Stock Options (Tables):
Schedule of Stock Options (Tables)

The estimated fair value of the options was determined using the Black-Scholes pricing model using the following assumptions:

Expected term:

5-10 years

Volatility:

67.3 - 81.7%

Dividend yield:

0.00%

Risk-free interest rate:

1.13 - 2.32%

Valuation Assumptions (Tables)

The weighted average exercise price of all options is $4.21 and the weighted average fair value of the options on the grant dates was $3.23.  The estimated fair value of the options was determined using the Black-Scholes pricing model using the following assumptions:

Expected term:

5-10 years

Volatility:

67.3 - 81.7%

Dividend yield:

0.00%

Risk-free interest rate:

1.13 - 2.32%